RIGHT-OF-USE LEASE ASSETS AND LEASE LIABILITY - Supplemental balance sheet information (Details) - USD ($)		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020
RIGHT-OF-USE LEASE ASSETS AND LEASE LIABILITY
Lease, practical expedients, package [true false]	true
Lease, practical expedient, use of hindsight [true false]	false
Total lease expenses		$ 1,976,738
Total cash paid for operating leases		2,100,320
Right-of-use assets		750,499
Operating lease liabilities - current		778,039
Operating lease liabilities - non-current		13,499
Present value of lease liabilities		$ 791,538
ROU asset and lease liability	$ 2,559,646